CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash Collateral for Borrowed Securities	$ 1,000,000	$ 1,000,000
[custom:RestrictedCashHeldInSpecialAccountAsGuaranteeNonCurrent-0]	$ 1,500,000	$ 1,500,000